Lease Commitments	12 Months Ended
Jun. 30, 2016
Lease Commitments

15. Lease Commitments

The Company leases certain facilities under non-cancelable operating leases. Rent expense associated with the leases facilities totaled $14.8 million and $13.8 million for the years ended June 30, 2016 and 2015, respectively. The Company also leases certain school vehicles under non-cancelable operating leases. Operating lease expense associated with these leased school vehicles totaled $36.8 million and $29.6 million for the years ended June 30, 2016 and 2015, respectively. The terms of these and other leases expire at various times through 2024.

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2017	$15,039	$36,296	$51,335
2018	9,523	33,101	42,624
2019	7,232	28,825	36,057
2020	3,613	22,617	26,230
2021	1,883	11,531	13,414
2022 and thereafter	1,846	1,215	3,061

Total minimum payments	$39,136	$133,585	$172,721